Net Loss per Share or Unit - Basic and Diluted - Schedule of Calculation of Basic and Diluted Net Loss Per Share or Unit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss available to common stockholders or members - basic and diluted	$ (18,377,954)	$ (5,451,778)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	10,452,697	3,012,603
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	10,452,697	3,012,603
Net loss per share or unit attributable to common stockholders or unit holders-basic	$ (1.76)	$ (1.81)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	$ (1.76)	$ (1.81)